SEGMENTED INFORMATION (Schedule of disaggregation of net sales by geographic area) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Net Sales	$ 18,031	$ 19,319	$ 76,071	$ 33,401
Net Loss Before Income Taxes	(3,246)	(3,264)	(48,297)	(48,108)
United States [Member]
Segment Reporting Information [Line Items]
Net Sales	6,518	10,999	36,536	32,312
Net Loss Before Income Taxes			(31,013)	(27,867)
Germany [Member]
Segment Reporting Information [Line Items]
Net Sales	11,343	7,958	38,262	87
Net Loss Before Income Taxes			(10,258)	(121)
United Kingdom [Member]
Segment Reporting Information [Line Items]
Net Sales	$ 170	$ 362	1,273	1,002
Net Loss Before Income Taxes			(364)	(3,120)
Canada [Member]
Segment Reporting Information [Line Items]
Net Loss Before Income Taxes			$ (6,662)	$ (17,000)